Corporate Transactions - Sale of Royalty Interest and Other Assets (Details) - Sandbox $ in Thousands, shares in Millions		12 Months Ended
	Jun. 28, 2022 $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 28, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate		20.30%	34.40%
Gain on sale of assets to Sandbox		$ 0	$ 8,507
Royalty Interest
Disclosure of detailed information about business combination [line items]
Number of shares acquired in sale of royalty interest (in shares) | shares	51.9
Proportion of ownership interest in associate	35.00%
Total fair value of consideration				$ 28,400
Sale of asset, consideration received, price per share (in dollars per share) | $ / shares	$ 0.70
Gain on sale of assets to Sandbox			$ 8,500
Percentage of net smelter returns to royalty		1.00%